Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities
Roy’s and RY-8, Inc.
Historically, the Company’s consolidated financial statements included the accounts and operations of its Roy’s joint venture although it had less than majority ownership. The Company determined it was the primary beneficiary of the joint venture since the Company had the power to direct or cause the direction of the activities that most significantly impacted the entity on a day-to-day basis such as decisions regarding menu development, purchasing, restaurant expansion and closings and the management of employee-related processes. Additionally, the Company had the obligation to absorb losses or the right to receive benefits of the Roy’s joint venture that could have potentially been significant to the Roy’s joint venture. The majority of capital contributions made by the Company’s partner in the Roy’s joint venture, RY-8, were funded by loans to RY-8 from a third party where OSI provided a guarantee (see Note 11). The guarantee was secured by a collateral interest in RY-8’s membership interest in the joint venture. The carrying amounts of consolidated assets and liabilities included within the Company’s Consolidated Balance Sheet for the Roy’s joint venture were $26.2 million and $9.6 million, respectively, at December 31, 2011.
The Company was also the primary beneficiary of RY-8 because its implicit variable interest in that entity, which was considered a de facto related party, indirectly received the variability of the entity through absorption of RY-8’s expected losses, and therefore the Company also consolidated RY-8. Since RY-8’s $24.5 million line of credit became fully extended in 2007, the Company had made interest payments, paid line of credit renewal fees and made capital expenditures for additional restaurant development on behalf of RY-8. The Company was obligated to provide financing, either through OSI’s guarantee with a third-party institution or loans, for all required capital contributions and interest payments. Therefore, any additional RY-8 capital requirements in connection with the joint venture were likely to be the Company’s responsibility. RY-8’s line of credit was set to expire on April 15, 2013. The Company classified OSI’s $24.5 million contingent obligation as guaranteed debt at December 31, 2011 and the portion of income or loss attributable to RY-8 was eliminated in Net income attributable to noncontrolling interests in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, 2012, 2011 and 2010. All material intercompany balances and transactions have been eliminated.
Effective October 1, 2012, the Company purchased the remaining interests in the Roy’s joint venture from RY-8 for $27.4 million (see Note 3). Subsequent to the purchase, Roy’s is a wholly-owned subsidiary of the Company and RY-8 is no longer a variable interest entity.
Paradise Restaurant Group, LLC
In September 2009, the Company sold its Cheeseburger in Paradise concept, which included 34 restaurants, for $2.0 million to Paradise Restaurant Group, LLC (“PRG”), an entity formed and controlled by the president of the concept. Based on the terms of the purchase and sale agreement, the Company determined at that time that it was the primary beneficiary and continued to consolidate PRG after the sale transaction. Upon adoption of new accounting guidance for variable interest entities on January 1, 2010, the Company determined that it was no longer the primary beneficiary of PRG and deconsolidated PRG on January 1, 2010. At the time of sale, the Company received a promissory note for the full sale price, which subsequently became fully reserved upon deconsolidation. In the fourth quarter of 2012, the Company recorded a gain of $3.5 million for the collection of the promissory note and other amounts due to the Company in connection with the sale of the Cheeseburger in Paradise concept. The gain was recorded in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2012.